UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-6194

 NAME OF REGISTRANT:                     UTC North American Fund,
                                         Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: c/o U.S. Bancorp Fund Services,
                                         LLC
                                         615 East Michigan St., Third
                                         Floor
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Foley & Lardner LLP
                                         555 S. Flower Street
                                         35th Floor
                                         Los Angeles, CA 90071

 REGISTRANT'S TELEPHONE NUMBER:          800-368-3322

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2015 - 06/30/2016


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

UTC North American Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
 CONSTELLATION BRANDS, INC.                                                                  Agenda Number:  934249372
--------------------------------------------------------------------------------------------------------------------------
        Security:  21036P108
    Meeting Type:  Annual
    Meeting Date:  22-Jul-2015
          Ticker:  STZ
            ISIN:  US21036P1084
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       JERRY FOWDEN                                              Mgmt          No vote
       BARRY A. FROMBERG                                         Mgmt          No vote
       ROBERT L. HANSON                                          Mgmt          No vote
       ERNESTO M. HERNANDEZ                                      Mgmt          No vote
       JAMES A. LOCKE III                                        Mgmt          No vote
       RICHARD SANDS                                             Mgmt          No vote
       ROBERT SANDS                                              Mgmt          No vote
       JUDY A. SCHMELING                                         Mgmt          No vote
       KEITH E. WANDELL                                          Mgmt          No vote

2.     PROPOSAL TO RATIFY THE SELECTION OF KPMG                  Mgmt          No vote
       LLP AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR
       ENDING FEBRUARY 29, 2016.

3.     PROPOSAL TO APPROVE, BY AN ADVISORY VOTE,                 Mgmt          No vote
       THE COMPENSATION OF THE COMPANY'S NAMED
       EXECUTIVE OFFICERS AS DISCLOSED IN THE
       PROXY STATEMENT.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         UTC North American Fund, Inc.
By (Signature)       /s/ Amoy Van Lowe
Name                 Amoy Van Lowe
Title                President
Date                 08/02/2016